Summary of Significant Accounting Policies: Shipping Costs (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Shipping Costs

Shipping costs

Shipping costs are included in selling, general and administrative expense. Shipping costs amounted to $267,295 and $216,032 for the three months ended March 31, 2014 and 2013, respectively. Shipping costs are included in selling, general and administrative expense. Shipping costs amounted to $746,679 and $770,013 for the nine months ended March 31, 2014 and 2013, respectively.

Shipping costs

Shipping costs are included in selling, general and administrative expense. Shipping costs amounted to $1,011,367 and $1,303,710 for the years ended June 30, 2013 and 2012, respectively.